SUPPLEMENTARY INSURANCE INFORMATION (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 433.6	[1]	$ 417.2	[1]	$ 402.2	[1]
Future policy benefits, losses, claims, and loss expenses	7,245.8	[1]	7,071.0	[1]	6,653.0	[1]
Unearned premiums	4,579.4	[1]	4,353.8	[1]	4,172.9	[1]
Other policy claims and benefits payable	0	[1]	0	[1]	0	[1]
Premium revenue	14,902.8		14,314.8		14,012.8
Net investment income	466.5	[1],[2]	508.2	[1],[2]	495.9	[1],[2]
Benefits, claims, losses, and settlement expenses	10,634.8		10,131.3		9,904.9
Amortization of deferred policy acquisition costs	1,399.2		1,359.9		1,364.6
Other operating expenses	1,821.5		1,740.1		1,567.7
Net premiums written	15,146.6		14,476.8		14,002.9
Personal Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	13,431.1		12,826.9		12,365.9
Benefits, claims, losses, and settlement expenses	9,615.2		9,159.6		8,847.0
Amortization of deferred policy acquisition costs	1,231.9		1,188.1		1,171.6
Other operating expenses	1,664.7		1,587.1		1,410.2
Net premiums written	13,612.2		13,024.4		12,453.1
Commercial Auto
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	1,467.1		1,474.2		1,623.3
Benefits, claims, losses, and settlement expenses	1,010.7		958.6		1,050.7
Amortization of deferred policy acquisition costs	166.6		167.9		187.0
Other operating expenses	156.3		162.7		155.8
Net premiums written	1,534.3		1,449.5		1,533.9
Other Indemnity
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	4.6		13.7	[3]	23.6
Benefits, claims, losses, and settlement expenses	8.9		13.1	[3]	7.2
Amortization of deferred policy acquisition costs	0.7		3.9	[3]	6.0
Other operating expenses	0.5		(9.7)	[3]	1.7
Net premiums written	$ 0.1		$ 2.9	[3]	$ 15.9

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.
[3]	We sold our professional liability insurance businesses in the first quarter 2010. The gain on the sale is reflected in other operating expenses.